Victory Treasury Money Market Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	3.01%	1.91%